Average Annual Total Returns			12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
		Nov. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Hussman Strategic Market Cycle Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%		13.10%
Hussman Strategic Market Cycle Fund | Hussman Strategic Market Cycle Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			(7.01%)	1.96%		(3.67%)
Hussman Strategic Market Cycle Fund | Hussman Strategic Market Cycle Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(7.86%)	1.52%		(3.97%)
Hussman Strategic Market Cycle Fund | Hussman Strategic Market Cycle Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(3.89%)	1.46%		(2.69%)
Hussman Strategic Total Return Fund | BLOOMBERG U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)		1.35%
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			6.06%	3.53%		3.83%
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	2.80%		3.32%
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.62%	2.44%		2.80%
Hussman Strategic Allocation Fund | Standard & Poor’s 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	16.22%
Performance Inception Date		Aug. 27, 2019
Hussman Strategic Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	(0.33%)	(0.37%)
Performance Inception Date		Aug. 27, 2019
Hussman Strategic Allocation Fund | Bloomberg U.S. Equity:Fixed Income 60:40 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.17%	8.76%	9.65%
Performance Inception Date		Aug. 27, 2019
Hussman Strategic Allocation Fund | Hussman Strategic Allocation Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			1.74%	4.98%	4.52%
Performance Inception Date		Aug. 27, 2019
Hussman Strategic Allocation Fund | Hussman Strategic Allocation Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.00%	3.00%	2.67%
Performance Inception Date		Aug. 27, 2019
Hussman Strategic Allocation Fund | Hussman Strategic Allocation Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.18%	3.27%	2.95%
Performance Inception Date		Aug. 27, 2019

[1]	The Bloomberg U.S. Equity:Fixed Income 60:40 Index is designed to measure cross-asset market performance in the U.S among two separate indices: 60% weighted in the Bloomberg U.S. Large Cap Index and 40% weighted in the Bloomberg U.S. Aggregate Bond Index.